ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2025	2024
	U.S. dollars in thousands
Accrued expenses*	3,608	2,195
Other current liabilities**	2,078	503
Payable in respect to the Global Termination Agreement	5,685	6,693
Employees and related liabilities	543	510
Government institutions	102	92
	12,016	9,993

* Accrued expenses expected to be settled beyond twelve months from the reporting date amount to approximately $0.5 million as of December 31, 2025 and are presented as non-current liabilities.

To date, the Company has finalized formal agreements with a limited number of counterparties to reschedule payments over a period of up to 24 months. Accordingly, the portion of these specific obligations due beyond 12 months from the reporting date has been classified as non-current liabilities.

** Includes approximately $1.2 million related to the supplier reimbursement arrangement described in note 16(a), which is presented on a gross basis with a corresponding receivable in prepaid expenses and other receivables.